Consolidated Segment Data	6 Months Ended
Jun. 30, 2022
Consolidated Segment Data [Abstract]
CONSOLIDATED SEGMENT DATA
24.	CONSOLIDATED SEGMENT DATA

Selected information by segment is presented in the following tables for the six months ended June 30, 2022 and 2021:

	For the six months ended June 30,
Revenues(1)	2022	2021
	(Unaudited)	(Unaudited)
Secured logistics	$15,960,547	$18,061,004
Information security	262,934	140,149
Robotics AI solutions	719,041	203,872
	$16,942,522	$18,405,025

(1)	Revenue excludes intercompany sales.

	For the six months ended June 30,
Loss from operations	2022	2021
	(Unaudited)	(Unaudited)
Secured logistics	$(962,310)	$(455,312)
Information security	(19,041)	19,044
Robotics AI solutions	(1,977,324)	(255,515)
Corporate and others (2)	(2,590,961)	(619,489)
Loss from operations	(5,549,636)	(1,311,272)
Total other income from five segments	46,859	237,178
Foreign exchange losses, net:
- Secured logistics	(751,622)	(38,872)
- Information security	44	-
- Robotics AI solutions	5,973	-
- Corporate and others	(154)	(1,265)
Finance costs:
- Secured logistics	(405,365)	(440,707)
- Information security	(1,648)	(245)
- Robotics AI solutions	(3,848)	-
Loss before income taxes	(6,659,397)	(1,555,183)
Income tax benefit	320,183	-
Net loss	(6,339,214)	(1,555,183)
Less: Loss (Profit) attributable to the non-controlling interest	32,392	(91)
Net loss attributable to the Company	$(6,306,822)	$(1,555,274)

(2)	Includes non-cash compensation, professional fees and consultancy fees for the Company.

Non-cash compensation of $252,095 was solely attributable the Corporate and others segment.

(3)	o the Segment of Corporate and others.

Depreciation and amortization by segment for six months ended June 30, 2022 and 2021 are as follows:

	For the six months ended June 30,
Depreciation and amortization:	2022	2021
	(Unaudited)	(Unaudited)
Secured logistics	$1,887,059	$2,357,796
Robotics AI solutions	703,075	184,636
	$2,590,134	$2,542,432

Total assets by segment as of June 30, 2022 and December 31, 2021 are as follows:

Total assets	As at June 30, 2022	As at December 31, 2021
	(Unaudited)	(Unaudited)
Secured logistics	$26,002,159	$27,905,474
Information security	595,899	670,444
Robotics AI solutions	24,049,052	6,354,853
General security solutions	4,487,173	-
Corporate and others	13,675,583	6,821,466
	$68,809,866	$41,752,237